BUSINESS COMBINATIONS - Pro Forma (Details) - PerkinElmer, Inc. $ / shares in Units, $ in Millions	12 Months Ended
Sep. 29, 2017 USD ($) $ / shares
Business Acquisition [Line Items]
Revenue	$ 777.8
Operating earnings	84.7
Net earnings	$ 43.1
Net earnings per share, basic (in USD per share) | $ / shares	$ 1.15
Net earnings per share, diluted (in USD per share) | $ / shares	$ 1.13